Borrowings - Summary of Security Details (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about borrowings [line items]
Secured borrowings	₨ 445,055	$ 6,435	₨ 349,365
BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge over the immovable property (excluding of leasehold land and coal block assets) of BALCO. First pari passu charge on the hypothecated assets (excluding current assets) of BALCO
Secured borrowings	₨ 4,997	72	4,997
Jharsuguda Power Plant 1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of first pari passu charge on all present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of debentures outstanding at any point of time
Secured borrowings	₨ 10,000	145
Other secured non convertible debentures [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Other secured non-convertible debentures
Secured borrowings			21,999
Project buyers credit from banks [member] | Vedanta Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by exclusive charge on the assets of Vedanta Limited's aluminium division at Jharsuguda imported under facility and first charge on Jharsuguda aluminium's current assets on pari passu basis
Secured borrowings	₨ 160	2	1,254
Project buyers credit from banks [member] | Other secured project [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Other secured project buyers' credit
Secured borrowings			16
Working capital loans [member] | Vedanta Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on current assets, present and future of Vedanta Limited
Secured borrowings	₨ 1,140	16	3,075
Working capital loans [member] | BALCO, fund based and non-fund based facilities [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by hypothecation of stock of raw materials, work-in-progress, semi-finished, finished products, consumable stores and spares, bills receivables, book debts and all other movables, both present and future in BALCO. The charges rank pari passu among banks under the multiple banking arrangements for fund based facilities
Secured borrowings	₨ 1,240	18	1,701
Working capital loans [member] | BALCO1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge on the entire current assets of Vedanta Limited, both present and future. First pari passu charge on all rights, title, claim and benefit in all the whole of the current assets of Vedanta Limited, both present and future, including stock and raw material, stock in process, semi finished and finished goods, stores and spares not relating to plant, and machinery (consumable stores and spares)
Secured borrowings	₨ 5,520	80	6,389
Working capital loans [member] | BALCO2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First charge on the entire current assets of Vedanta Limited, present and future, on pari passu basis
Secured borrowings	₨ 490	7
Working capital loans [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a first pari passu charge on all present and future inventories, book debts and all other current assets of TSPL
Secured borrowings	₨ 2,800	40	5,886
Working capital loans [member] | Vedanta Limited 1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge on current assets of Vedanta Limited
Secured borrowings	₨ 3,600	52
Working capital loans [member] | AvanStrate Inc. [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by charge on current assets of AvanStrate
Secured borrowings	₨ 420	6
Working capital loans [member] | Other secured working capital loans [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Other secured working capital loans
Secured borrowings			1,666
External commercial borrowings [member] | BALCO Korba [member]
Disclosure of detailed information about borrowings [line items]
Security details description	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders
Secured borrowings	₨ 3,089	44	2,917
External commercial borrowings [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security details description	The facility is secured by first pari passu charge on all movable project assets related to 1200 MW power project and 3.25 LTPA smelter project both present and future along with secured lenders at BALCO
Secured borrowings	₨ 3,440	50	3,252
Non-convertible debentures [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of first pari passu charge on the specific movable and/or immovable fixed assets of VGCB, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of bonds outstanding at any point of time
Secured borrowings	₨ 4,250	61	4,250
Non-convertible debentures [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on movable and/or immovable fixed assets of TSPL with a minimum asset cover of 1 time during the tenure of NCD
Secured borrowings	₨ 32,492	470	10,500
Non-convertible debentures [member] | Lanjigarh 2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of movable fixed assets of the Lanjigarh Refinery Expansion Project including 210 MW Power Project for the Lanjigarh Refinery Expansion Project with a minimum security cover of 1 time of the outstanding amount of the debenture and specifically exclude the 1MTPA alumina refinery of the company along with 90 MW power plant in Lanjigarh and all its related expansions
Secured borrowings	₨ 8,500	123	8,496
Non-convertible debentures [member] | Lanjigarh 3 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by the whole of the movable fixed assets of the 1.6 MTPA aluminium smelter along with 1215 MW captive power plant in Jharsuguda and 1 MTPA alumina refinery alongwith 90 MW co-generation plant in Lanjigarh, including its movable plant and machinery, capital works-in-process, machinery spares, tools and accessories, and other movable fixed assets
Secured borrowings	₨ 8,000	116	8,000
Non-convertible debentures [member] | Lanjigarh1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of first ranking pari passu charge on movable fixed assets in relation to the Lanjigarh Refinery Expansion Project (having capacity beyond 2 MTPA and upto 6 MTPA) situated at Lanjigarh, Odisha. The Lanjigarh Refinery Expansion Project shall specifically exclude the 1 MTPA alumina refinery of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related capacity expansions
Secured borrowings	₨ 12,500	181	12,500
Non-convertible debentures [member] | Jharsuguda aluminium [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by way of "movable fixed assets" in relation to the 1.6 MTPA aluminium smelter alongwith 1215 MW (135MW * 9) captive power plant located in Jharsuguda and 1 MTPA alumina refinery alongwith 90 MW co-generation power plant located at Lanjigarh in Odisha State and shall include all present movable plant and machinery, machinery spares, tools and accessories, fixtures, mechanical and electrical equipments, machinery and all other movable fixed assets and all estate, right, title, interest, property, claims and demands whatsoever in relation to assets
Secured borrowings	₨ 20,000	289	20,000
Non-convertible debentures [member] | Jharsuguda Power Plant [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a first pari passu charge on the whole of the present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location
Secured borrowings	₨ 39,980	578	25,000
Term Loans [member] | BALCO1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on movable property, plant and equipment (except for coal block) of the BALCO
Secured borrowings	₨ 14,790	214	15,110
Term Loans [member] | BALCO2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant & machinery, spares, tools and accessories of BALCO (excluding coal block assets ) by way of a deed of hypothecation
Secured borrowings	₨ 9,685	140	9,879
Term Loans [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by first pari passu charge on fixed assets of TSPL both present and future.
Secured borrowings	₨ 36,230	524	40,754
Term Loans [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security details description	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders
Secured borrowings	₨ 2,059	30	1,941
Term Loans [member] | Aluminium Division [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of Aluminium Division of Vedanta Limited comprising of alumina refinery having output of 1 MTPA along with co-generationcaptive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda , Odisha, both present and future
Secured borrowings	₨ 51,019	738	55,206
Term Loans [member] | Refinery expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Security details description	A pari passu charge by way of hypothecation of all the movable fixed assets of the Vedanta Limited pertaining to its Aluminium Division project consisting of (i) alumina refinery having output of 1 MTPA (Refinery) along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha (Power Plant); and (ii) aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda, Odisha (Smelter) (the Refinery, Power Plant and Smelter). Also, a first pari passu charge by way of equitable mortgage on the land pertaining to the mentioned project of aluminium division
Secured borrowings	₨ 35,508	513	39,385
Term Loans [member] | Lanjigarh Expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by a pari passu charge by way of hypothecation on the movable fixed assets of the Lanjigarh Refinery Expansion Project including 210 MW Power Project for the Lanjigarh Refinery Expansion Project. Lanjigarh Refinery Expansion Project shall specifically exclude the 1 MTPA alumina refinery of the Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related expansions
Secured borrowings	₨ 4,820	70
Term Loans [member] | Aluminium Division of Vedanta Limited 1 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	A pari passu charge by way of hypothecation on the movable fixed assets of Vedanta Limited pertaining to its Aluminium Division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha
Secured borrowings	₨ 17,344	251
Term Loans [member] | Aluminium Division of Vedanta Limited 2 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium Division of the Vedanta Limited comprising of alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with a 1215 (9x135) MW CPP at Jharsuguda , Odisha and additional charge on Lanjigarh Expansion project, both present and future
Secured borrowings	₨ 11,839	171	12,332
Term Loans [member] | Aluminium Division of Vedanta Limited3 [member]
Disclosure of detailed information about borrowings [line items]
Security details description	A pari passu charge by way of hypothecation/equitable mortgage of the movable/immovable fixed assets of Vedanta Limited pertaining to its Aluminium Division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha
Secured borrowings	₨ 29,844	432
Term Loans [member] | Cairn Energy Hydrocarbons Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by charge on Cairn Energy Hydrocarbons Limited's (CEHL) all banks accounts, cash & investments, all receivables and current assets (but excluding any shares issued to CEHL by its subsidiaries, all of its right, title and interest in and to Production Sharing Contract and all of its fixed assets of any nature)
Secured borrowings	₨ 26,240	379	27,730
Term Loans [member] | THL Zinc Namibia Holdings (Proprietary) Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	As security for the Parent's (THL Zinc Limited) obligation under the limited guarantee, the Parent pledges all of its shares and other securities held by it in BMM and is a security cession and not an outright cession of all its rights, title and interest in and to all and any claims held by the Parent in and against BMM
Secured borrowings	₨ 4,150	60
Term Loans [member] | Vistra ITCL India Limited [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Unattested deed of Hypothecation executed in favour of Vistra ITCL (India) Limited, Security Trustee for the lenders of Vedanta Star limited by providing security for the facility, by a charge, by way of hypothecation over the hypothecated properties of ESL
Secured borrowings	₨ 33,749	488
Other Banks And Financial Institutions [member] | AvanStrate Inc. [member]
Disclosure of detailed information about borrowings [line items]
Security details description	Secured by fixed asset (platinum) of AvanStrate
Secured borrowings	₨ 5,160	$ 75	₨ 5,130